Nature of Business (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Nature Of Business
Cash balance	$ 7,180,688		$ 13,249,945
Accumulated deficit	220,451,718		$ 217,453,110
Net loss	(2,998,608)	$ (10,856,373)
Aspire Capital Fund LLC | 2020 Purchase Agreement
Nature Of Business
Amount available under the share purchase commitment facility	$ 180